UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22969

PALMER SQUARE OPPORTUNISTIC INCOME FUND
(Exact name of registrant as specified in charter)

1900 Shawnee Mission Parkway, Suite 315

Mission Woods, KS 66205
(Address of principal executive offices) (Zip code)

Scott Betz

Chief Compliance Officer

1900 Shawnee Mission Parkway, Suite 315

Mission Woods, KS 66205
(Name and address of agent for service)

(816) 994-3200

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2023

Item 1. Report to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Opportunistic Income Fund

(PSOIX)

SEMI-ANNUAL REPORT

JANUARY 31, 2023

Palmer Square Opportunistic Income Fund

Table of Contents

Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	26
Consolidated Statement of Operations	27
Consolidated Statements of Changes of Net Assets	28
Consolidated Statement of Cash Flows	29
Consolidated Financial Highlights	30
Notes to Consolidated Financial Statements	31
Supplemental Information	48
Expense Example	50

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Opportunistic Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of January 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 24.4%
744,260	Acrisure LLC 7.884% (1-Month USD Libor+350 basis points), 2/15/2027[2,3,4]	$719,376
746,222	AHP Health Partners, Inc. 7.884% (1-Month USD Libor+350 basis points), 8/23/2028[2,3,4]	741,091
497,500	AI Aqua Merger Sub, Inc. 8.147% (1-Month USD Libor+400 basis points), 7/30/2028[2,3,4]	486,824
746,203	AlixPartners LLP 7.134% (1-Month USD Libor+275 basis points), 2/4/2028[2,3,4]	745,997
746,151	Alliance Laundry Systems LLC 8.306% (3-Month USD Libor+350 basis points), 10/8/2027[2,3,4]	745,610
744,347	Alliant Holdings Intermediate LLC 8.008% (1-Month USD Libor+350 basis points), 11/12/2027[2,3,4]	744,347
744,125	Alterra Mountain Co. 7.134% (1-Month USD Libor+275 basis points), 7/31/2024[2,3,4]	744,203
500,000	American Rock Salt Co. LLC 11.820% (1-Month USD Libor+725 basis points), 6/11/2029[2,4]	480,000
744,157	Amynta Agency Borrower, Inc. 8.884% (1-Month USD Libor+450 basis points), 2/28/2025[2,3,4]	738,018
496,250	AP Gaming I LLC 8.730% (1-Month Term SOFR+400 basis points), 2/15/2029[2,3,4]	478,052
746,114	AppLovin Corp. 9.750% (1-Month Term SOFR+325 basis points), 8/15/2025[2,3,4]	734,146
992,265	Aptean, Inc. 8.985% (3-Month USD Libor+425 basis points), 4/23/2026[2,3,4]	951,597
245,641	Aruba Investments Holdings, LLC 8.297% (1-Month USD Libor+400 basis points), 11/24/2027[2,3,4]	244,412
400,000	12.297% (1-Month USD Libor+775 basis points), 11/24/2028[2,3,4]	363,666
744,361	Ascend Learning LLC 7.884% (1-Month USD Libor+350 basis points), 12/10/2028[2,3,4]	711,155
748,125	AssuredPartners, Inc. 8.573% (1-Month Term SOFR+425 basis points), 2/13/2027[2,3,4]	749,528
746,094	Asurion LLC 7.384% (1-Month USD Libor+300 basis points), 11/3/2024[2,3,4]	739,506
750,000	9.820% (1-Month USD Libor+525 basis points), 2/3/2028[2,3,4]	629,437
162,311	8.680% (3-Month Term SOFR+400 basis points), 8/19/2028[2,3,4]	154,132
746,212	Autokiniton U.S. Holdings, Inc. 8.959% (1-Month USD Libor+450 basis points), 4/6/2028[2,3,4]	743,414
750,000	Barracuda Networks, Inc. 8.594% (1-Month Term SOFR+450 basis points), 8/15/2029[2,3,4]	727,770
744,171	BCP Renaissance Parent LLC 7.823% (3-Month Term SOFR+350 basis points), 10/31/2026[2,3,4]	744,171
750,000	Birkenstock U.S. BidCo, Inc. 4.250% (1-Month USD Libor+375 basis points), 4/28/2028[2,3,4,5,6]	749,179

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
745,634	Boxer Parent Co., Inc. 8.134% (1-Month USD Libor+375 basis points), 10/2/2025[2,3,4]	$733,659
750,000	Brightview Landscapes LLC 7.573% (1-Month Term SOFR+325 basis points), 4/22/2029[2,3,4]	740,002
294,013	Canada Goose, Inc. 7.142% (3-Month USD Libor+350 basis points), 10/7/2027[2,3,4,7]	291,379
294,750	CCI Buyer, Inc. 7.553% (3-Month Term SOFR+400 basis points), 12/17/2027[2,3,4]	289,960
150,000	CCS-CMGC Holdings, Inc. 13.825% (3-Month USD Libor+900 basis points), 10/1/2026[2,3,4]	133,125
750,000	Central Parent, Inc. 9.080% (3-Month Term SOFR+450 basis points), 7/6/2029[2,3,4]	749,415
497,389	Chemours Co. 3.900% (3-Month EUR Libor+200 basis points), 4/3/2025[2,3,4]	538,957
746,222	CHG Healthcare Services, Inc. 7.634% (1-Month USD Libor+325 basis points), 9/30/2028[2,3,4]	742,446
742,642	CP Atlas Buyer, Inc. 8.070% (1-Month USD Libor+350 basis points), 11/23/2027[2,3,4]	668,998
746,154	Creative Artists Agency LLC 8.134% (1-Month Term SOFR+375 basis points), 11/26/2026[2,3,4]	747,437
744,260	Dcert Buyer, Inc. 8.696% (3-Month USD Libor+400 basis points), 10/16/2026[2,3,4]	736,762
800,000	Dedalus Finance GmbH 5.782% (3-Month Euribor+375 basis points), 5/31/2027[2,4]	785,497
746,173	Deerfield Dakota Holding LLC 8.073% (1-Month Term SOFR+375 basis points), 4/9/2027[2,3,4]	723,654
746,231	Dotdash Meredith, Inc. 8.434% (1-Month Term SOFR+400 basis points), 12/1/2028[2,3,4]	635,543
746,087	Dun & Bradstreet Corp. 7.639% (3-Month USD Libor+500 basis points), 2/8/2026[2,3,4]	745,755
744,361	EAB Global, Inc. 7.571% (3-Month USD Libor+350 basis points), 8/16/2028[2,3,4]	720,750
735,000	ECI Macola/Max Holding LLC 8.480% (3-Month USD Libor+375 basis points), 11/9/2027[2,3,4]	723,670
744,231	Ensemble RCM LLC 7.944% (3-Month USD Libor+375 basis points), 8/1/2026[2,3,4]	745,206
632,353	EW Scripps Co. 7.134% (1-Month USD Libor+300 basis points), 1/7/2028[2,3,4]	630,819
744,375	Fertitta Entertainment LLC 8.323% (1-Month Term SOFR+400 basis points), 1/27/2029[2,3,4]	736,983
746,179	Flexera Software LLC 8.140% (1-Month USD Libor+375 basis points), 3/3/2028[2,3,4]	739,318
703,125	Forest City Enterprises LP 7.884% (1-Month USD Libor+350 basis points), 12/7/2025[2,3,4]	664,102

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
698,250	Gates Global LLC 7.823% (1-Month Term SOFR+350 basis points), 11/16/2029[2,3,4]	$700,121
745,550	Genuine Financial Holdings LLC 8.330% (1-Month USD Libor+375 basis points), 7/12/2025[2,3,4]	741,886
588,056	Great Outdoors Group LLC 8.134% (1-Month USD Libor+375 basis points), 3/5/2028[2,3,4]	579,823
497,066	Guggenheim Partners Investment Management Holdings LLC 7.573% (1-Month Term SOFR+325 basis points), 12/12/2029[2,3,4]	497,688
680,987	Hamilton Projects Acquiror LLC 9.230% (3-Month USD Libor+450 basis points), 6/26/2027[2,3,4]	680,803
679,012	Hostess Brands LLC 0.000% (1-Month USD Libor+225 basis points), 8/3/2025[2,3,4]	680,285
750,000	Hudson River Trading LLC 0.000% (1-Month Term SOFR+300 basis points), 3/18/2028[2,3,4,5,6]	730,312
744,171	Hyland Software, Inc. 7.884% (1-Month USD Libor+350 basis points), 7/1/2024[2,3,4]	743,453
683,205	Idera, Inc. 8.510% (1-Month USD Libor+375 basis points), 3/2/2028[2,3,4]	662,282
463,056	INEOS U.S. Finance LLC 5.754% (3-Month USD Libor+200 basis points), 3/31/2024[2,3,4,5,6]	463,512
746,212	Insulet Corp. 7.688% (1-Month Term SOFR+325 basis points), 5/4/2028[2,3,4]	746,563
400,000	IQVIA, Inc. 4.202% (1-Month Euribor+200 basis points), 3/7/2024[2,4]	435,232
746,084	IRB Holding Corp. 7.134% (1-Month USD Libor+275 basis points), 2/5/2025[2,3,4]	745,968
641,899	Ivanti Software, Inc. 9.011% (3-Month USD Libor+425 basis points), 12/1/2027[2,3,4]	534,115
744,231	Jazz Acquisition, Inc. 8.423% (3-Month USD Libor+425 basis points), 6/19/2026[2,3,4]	730,641
758,150	Kestrel Acquisition LLC 8.640% (3-Month USD Libor+425 basis points), 6/30/2025[2,3,4]	740,856
746,241	Kraton Corp. 8.040% (3-Month Term SOFR+325 basis points), 3/15/2029[2,3,4]	744,994
196,595	LBM Acquisition LLC 7.121% (1-Month USD Libor+375 basis points), 12/18/2027[2,3,4]	178,308
1,160,956	Life Time, Inc. 9.485% (3-Month USD Libor+475 basis points), 12/15/2024[2,3,4]	1,163,713
706,217	Lightstone Holdco LLC 10.073% (1-Month Term SOFR+575 basis points), 1/30/2027[2,3,4]	629,063
39,943	10.073% (1-Month Term SOFR+575 basis points), 1/30/2027[2,3,4]	35,579
592,500	LSF9 Atlantis Holdings LLC 10.803% (3-Month Term SOFR+725 basis points), 3/31/2029[2,3,4]	581,391

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
493,750	Magenta Buyer LLC 9.170% (1-Month USD Libor+475 basis points), 7/27/2028[2,3,4]	$434,675
746,250	Maxar Technologies, Inc. 8.673% (1-Month Term SOFR+425 basis points), 6/14/2029[2,3,4]	747,701
750,000	Medline Borrower LP 7.634% (1-Month USD Libor+325 basis points), 10/21/2028[2,3,4]	729,634
744,275	MH Sub I LLC 8.134% (1-Month USD Libor+375 basis points), 9/15/2024[2,3,4]	737,762
744,201	Minotaur Acquisition, Inc. 9.173% (1-Month Term SOFR+500 basis points), 3/29/2026[2,3,4]	716,759
746,241	Mitchell International, Inc. 8.415% (3-Month USD Libor+375 basis points), 10/15/2028[2,3,4]	714,410
750,000	11.235% (3-Month USD Libor+650 basis points), 10/15/2029[2,3,4]	645,120
746,231	NAB Holdings LLC 7.730% (3-Month Term SOFR+300 basis points), 11/23/2028[2,3,4]	741,410
545,791	NFP Corp. 7.634% (1-Month USD Libor+325 basis points), 2/13/2027[2,4]	536,411
744,361	OneDigital Borrower LLC 8.494% (3-Month Term SOFR+425 basis points), 11/16/2027[2,4]	725,752
637,256	Oregon Clean Energy LLC 8.430% (1-Month USD Libor+375 basis points), 3/1/2026[2,3,4]	622,918
744,347	Pactiv Evergreen Group Holdings, Inc. 7.634% (1-Month USD Libor+350 basis points), 9/24/2028[2,3,4]	742,393
744,214	Peraton Corp. 8.134% (1-Month USD Libor+375 basis points), 2/1/2028[2,3,4]	741,609
750,000	Petco Health & Wellness Co., Inc. 4.000% (3-Month Term SOFR+325 basis points), 3/4/2028[2,3,4,5,6]	743,479
744,231	PetVet Care Centers LLC 7.884% (1-Month USD Libor+350 basis points), 2/15/2025[2,3,4]	708,322
746,203	Playtika Holding Corp. 7.134% (1-Month USD Libor+275 basis points), 3/11/2028[2,3,4]	740,860
746,222	PODS LLC 7.384% (1-Month USD Libor+300 basis points), 3/31/2028[2,3,4]	730,693
100,000	Prairie ECI Acquiror LP 9.134% (1-Month USD Libor+475 basis points), 3/11/2026[2,3,4]	98,868
744,375	Pre-Paid Legal Services, Inc. 8.134% (3-Month USD Libor+375 basis points), 12/15/2028[2,3,4]	733,489
500,000	Quest Software, Inc. 12.326% (3-Month Term SOFR+750 basis points), 2/1/2030[2,3,4]	328,332
746,241	Quikrete Holdings, Inc. 7.384% (1-Month USD Libor+300 basis points), 3/18/2029[2,3,4]	744,629
744,347	RealPage, Inc. 7.384% (1-Month USD Libor+300 basis points), 4/22/2028[2,3,4]	727,461

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
742,481	Red Planet Borrower LLC 8.320% (1-Month USD Libor+375 basis points), 9/30/2028[2,3,4]	$494,017
750,000	Redstone Holdco 2 LP 12.565% (3-Month USD Libor+775 basis points), 8/6/2029[2,3,4]	447,454
400,000	Renaissance Holdings Corp. 11.570% (1-Month USD Libor+700 basis points), 5/29/2026[2,3,4]	382,500
746,513	Reverb Buyer, Inc. 7.884% (3-Month USD Libor+350 basis points), 11/1/2028[2,3,4]	723,450
746,250	Scientific Games International, Inc. 7.578% (1-Month Term SOFR+300 basis points), 4/14/2029[2,3,4]	746,515
488,550	Severin Acquisition LLC 7.094% (1-Month Term SOFR+325 basis points), 8/1/2025[2,3,4]	489,009
750,000	Springer Nature Deutschland GmbH 7.730% (1-Month USD Libor+300 basis points), 8/14/2026[2,3,4]	750,375
990,540	Surf Holdings LLC 8.235% (3-Month USD Libor+350 basis points), 3/5/2027[2,3,4]	978,336
674,379	Surgery Center Holdings, Inc. 8.210% (1-Month USD Libor+375 basis points), 8/31/2026[2,3,4]	674,001
444,415	Thryv, Inc. 12.884% (1-Month USD Libor+850 basis points), 3/1/2026[2,3,4]	441,640
923,525	Traverse Midstream Partners LLC 8.800% (6-Month Term SOFR+425 basis points), 9/27/2024[2,3,4]	925,141
743,638	U.S. Silica Co. 8.438% (3-Month USD Libor+400 basis points), 5/1/2025[2,3,4]	743,173
746,144	UKG, Inc. 8.134% (1-Month USD Libor+375 basis points), 5/3/2026[2,3,4]	740,033
744,318	United Airlines, Inc. 8.568% (3-Month USD Libor+375 basis points), 4/21/2028[2,3,4]	745,706
746,250	Univision Communications, Inc. 8.830% (3-Month Term SOFR+425 basis points), 6/24/2029[2,3,4]	747,183
748,125	USI, Inc. 8.330% (1-Month Term SOFR+375 basis points), 11/22/2029[2,3,4]	749,154
750,000	Vertiv Group Corp. 2.750% (1-Month USD Libor+275 basis points), 3/2/2027[2,3,4,5,6]	747,937
592,500	Vision Solutions, Inc. 8.818% (3-Month USD Libor+400 basis points), 5/28/2028[2,3,4]	522,289
744,361	Whatabrands LLC 7.634% (1-Month USD Libor+325 basis points), 8/3/2028[2,3,4]	737,978
744,304	Zelis Payments Buyer, Inc. 7.884% (1-Month USD Libor+350 basis points), 9/30/2026[2,3,4]	743,805
	Total Bank Loans
	(Cost $71,049,307)	70,758,039

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS — 84.0%
	ASSET-BACKED SECURITIES — 75.9%
1,000,000	522 Funding CLO Ltd. Series 2020-6A, Class F, 12.855% (3-Month USD Libor+804 basis points), 10/23/2034[3,4,8]	$798,089
1,500,000	Series 2019-5A, Class ER, 11.418% (3-Month Term SOFR+676 basis points), 4/15/2035[3,4,8]	1,327,500
1,000,000	Allegany Park CLO Ltd. Series 2019-1A, Class ER, 11.039% (3-Month Term SOFR+640 basis points), 1/20/2035[3,4,8]	866,806
1,000,000	ALM Ltd. Series 2020-1A, Class D, 10.792% (3-Month USD Libor+600 basis points), 10/15/2029[3,4,8]	915,272
1,400,000	Anchorage Credit Funding Ltd. Series 2015-1A, Class ERV, 6.700%, 7/28/2037[3,8]	1,128,329
750,000	Annisa CLO Series 2016-2A, Class DR, 7.808% (3-Month USD Libor+300 basis points), 7/20/2031[3,4,8]	711,578
925,000	Apidos CLO Series 2017-28A, Class D, 10.308% (3-Month USD Libor+550 basis points), 1/20/2031[3,4,8]	821,894
1,000,000	Ares CLO Ltd. Series 2017-42A, Class E, 10.865% (3-Month USD Libor+605 basis points), 1/22/2028[3,4,8]	839,968
650,000	Series 2015-38A, Class DR, 7.308% (3-Month USD Libor+250 basis points), 4/20/2030[3,4,8]	594,829
2,000,000	Series 2021-62A, Class SUB, 0.000%, 1/25/2034[3,8,9]	1,497,633
500,000	Series 2017-44A, Class DR, 11.662% (3-Month USD Libor+687 basis points), 4/15/2034[3,4,8]	452,652
1,000,000	ASSURANT CLO Ltd. Series 2017-1A, Class ER, 12.008% (3-Month USD Libor+720 basis points), 10/20/2034[3,4,8]	901,290
1,000,000	Atrium Series 9A, Class DR, 8.336% (3-Month USD Libor+360 basis points), 5/28/2030[3,4,8]	949,192
1,000,000	Babson CLO Ltd. Series 2015-IA, Class DR, 7.408% (3-Month USD Libor+260 basis points), 1/20/2031[3,4,8]	921,513
500,000	Bain Capital Credit CLO Series 2018-1A, Class D, 7.515% (3-Month USD Libor+270 basis points), 4/23/2031[3,4,8]	465,437
1,000,000	Bain Capital Credit CLO Ltd. Series 2021-7A, Class D, 8.065% (3-Month USD Libor+325 basis points), 1/22/2035[3,4,8]	933,894

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Ballyrock CLO Ltd. Series 2019-2A, Class CR, 7.825% (3-Month USD Libor+315 basis points), 11/20/2030[3,4,8]	$1,434,327
1,000,000	Series 2019-1A, Class CR, 7.842% (3-Month USD Libor+305 basis points), 7/15/2032[3,4,8]	954,068
750,000	Series 2019-1A, Class DR, 11.542% (3-Month USD Libor+675 basis points), 7/15/2032[3,4,8]	706,182
1,100,000	Series 2023-23A, Class D, 8.578% (3-Month Term SOFR+817 basis points), 4/25/2036[3,4,8]	1,094,522
1,000,000	Barings CLO Ltd. Series 2013-IA, Class ER, 10.008% (3-Month USD Libor+520 basis points), 1/20/2028[3,4,8]	948,870
750,000	Series 2013-IA, Class FR, 11.558% (3-Month USD Libor+675 basis points), 1/20/2028[3,4,8]	672,868
1,500,000	Series 2017-1A, Class E, 10.795% (3-Month USD Libor+600 basis points), 7/18/2029[3,4,8]	1,324,161
1,000,000	Series 2017-1A, Class F, 12.245% (3-Month USD Libor+745 basis points), 7/18/2029[3,4,8]	807,280
1,000,000	Series 2016-2A, Class DR2, 7.958% (3-Month USD Libor+315 basis points), 1/20/2032[3,4,8]	949,899
1,000,000	Series 2020-1A, Class ER, 11.442% (3-Month USD Libor+665 basis points), 10/15/2036[3,4,8]	896,969
1,500,000	Barings Euro CLO DAC Series 2015-1X, Class DRR, 6.099% (3-Month EUR Libor+365 basis points), 7/25/2035[3,4]	1,408,090
500,000	Battalion CLO Ltd. Series 2016-10A, Class CR2, 8.266% (3-Month USD Libor+345 basis points), 1/25/2035[3,4,8]	454,266
1,000,000	Bean Creek CLO Ltd. Series 2015-1A, Class DR, 7.558% (3-Month USD Libor+275 basis points), 4/20/2031[3,4,8]	933,198
805,000	Benefit Street Partners CLO Ltd. Series 2013-IIA, Class CR, 8.492% (3-Month USD Libor+370 basis points), 7/15/2029[3,4,8]	795,029
1,000,000	Series 2013-IIIA, Class DR, 11.408% (3-Month USD Libor+660 basis points), 7/20/2029[3,4,8]	896,509
1,050,000	Series 2017-12A, Class C, 7.842% (3-Month USD Libor+305 basis points), 10/15/2030[3,4,8]	974,421
1,000,000	Series 2017-12A, Class D, 11.202% (3-Month USD Libor+641 basis points), 10/15/2030[3,4,8]	866,552
1,250,000	Series 2018-14A, Class E, 10.158% (3-Month USD Libor+535 basis points), 4/20/2031[3,4,8]	1,080,916

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
500,000	Series 2019-17A, Class ER, 11.142% (3-Month USD Libor+635 basis points), 7/15/2032[3,4,8]	$466,363
1,250,000	Series 2020-21A, Class DR, 8.142% (3-Month USD Libor+335 basis points), 10/15/2034[3,4,8]	1,212,632
1,000,000	Series 2019-18A, Class DR, 8.192% (3-Month USD Libor+340 basis points), 10/15/2034[3,4,8]	955,008
1,500,000	Series 2020-21A, Class ER, 11.492% (3-Month USD Libor+670 basis points), 10/15/2034[3,4,8]	1,406,975
1,000,000	Series 2019-18A, Class ER, 11.542% (3-Month USD Libor+675 basis points), 10/15/2034[3,4,8]	922,349
1,250,000	Series 2021-25A, Class E, 11.642% (3-Month USD Libor+685 basis points), 1/15/2035[3,4,8]	1,181,710
1,000,000	BlueMountain CLO Ltd. Series 2020-29A, Class D2R, 9.068% (3-Month USD Libor+425 basis points), 7/25/2034[3,4,8]	971,619
500,000	Canyon Capital CLO Ltd. Series 2014-1A, Class CR, 7.552% (3-Month USD Libor+275 basis points), 1/30/2031[3,4,8]	456,198
750,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-1A, Class DR, 7.392% (3-Month USD Libor+260 basis points), 4/17/2031[3,4,8]	670,002
1,500,000	Series 2014-2RA, Class C, 7.406% (3-Month USD Libor+280 basis points), 5/15/2031[3,4,8]	1,345,356
1,000,000	Carlyle Global Market Strategies Euro CLO Series 2022-5X, Class A2B, 6.500%, 10/25/2035[3]	1,082,751
2,000,000	CIFC European Funding CLO Series 3X, Class D, 5.888% (3-Month EUR Libor+360 basis points), 1/15/2034[3,4]	1,998,428
1,050,000	CIFC Funding Ltd. Series 2012-2RA, Class D, 10.258% (3-Month USD Libor+545 basis points), 1/20/2028[3,4,8]	962,646
2,000,000	CIFC Funding Ltd. Series 2015-3A, Class ER, 9.748% (3-Month USD Libor+495 basis points), 4/19/2029[3,4,8]	1,717,710
839,000	Series 2017-1A, Class D, 8.315% (3-Month USD Libor+350 basis points), 4/23/2029[3,4,8]	818,536
1,500,000	Series 2013-4A, Class DRR, 7.615% (3-Month USD Libor+280 basis points), 4/27/2031[3,4,8]	1,394,722
1,000,000	Series 2013-4A, Class ERR, 10.265% (3-Month USD Libor+545 basis points), 4/27/2031[3,4,8]	873,760
500,000	Series 2018-3A, Class E, 10.295% (3-Month USD Libor+550 basis points), 7/18/2031[3,4,8]	438,000

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2016-1A, Class D2RR, 9.065% (3-Month USD Libor+425 basis points), 10/21/2031[3,4,8]	$955,355
1,000,000	Series 2019-2A, Class ER, 11.382% (3-Month USD Libor+659 basis points), 4/17/2034[3,4,8]	913,669
500,000	Series 2019-5A, Class DR, 11.572% (3-Month USD Libor+678 basis points), 1/15/2035[3,4,8]	467,221
1,000,000	Series 2021-3A, Class E1, 11.192% (3-Month USD Libor+640 basis points), 7/15/2036[3,4,8]	920,495
1,000,000	Clear Creek CLO Series 2015-1A, Class DR, 7.758% (3-Month USD Libor+295 basis points), 10/20/2030[3,4,8]	924,637
750,000	Crestline Denali CLO Ltd. Series 2018-1A, Class D, 7.408% (3-Month USD Libor+260 basis points), 1/20/2030[3,4,8]	644,810
1,250,000	Series 2017-1A, Class D, 8.538% (3-Month USD Libor+373 basis points), 4/20/2030[3,4,8]	1,066,198
1,000,000	Series 2016-1A, Class DR, 8.165% (3-Month USD Libor+335 basis points), 10/23/2031[3,4,8]	855,100
1,750,000	Dartry Park CLO DAC Series 1X, Class CRR, 5.818% (3-Month EUR Libor+335 basis points), 1/28/2034[3,4]	1,746,039
1,000,000	Denali Capital CLO Ltd. Series 2016-1A, Class DR, 7.542% (3-Month USD Libor+275 basis points), 4/15/2031[3,4,8]	845,065
4,000,000	Dryden CLO Ltd. Series 2020-86A, Class SUB, 0.000%, 7/17/2030[3,8,9]	2,418,337
750,000	Series 2018-65A, Class D, 7.895% (3-Month USD Libor+310 basis points), 7/18/2030[3,4,8]	698,234
995,000	Series 2018-57A, Class D, 7.156% (3-Month USD Libor+255 basis points), 5/15/2031[3,4,8]	904,238
330,000	Series 2018-57A, Class E, 9.806% (3-Month USD Libor+520 basis points), 5/15/2031[3,4,8]	281,322
1,000,000	Series 2020-77A, Class ER, 10.545% (3-Month USD Libor+587 basis points), 5/20/2034[3,4,8]	841,145
1,000,000	Series 2020-77A, Class FR, 12.265% (3-Month USD Libor+759 basis points), 5/20/2034[3,4,8]	778,171
1,000,000	Dryden Euro CLO Series 2021-91X, Class D, 7.184% (3-Month EUR Libor+485 basis points), 4/18/2035[3,4]	1,019,723
1,250,000	Series 2021-103X, Class B2, 7.500%, 1/19/2036[3]	1,337,600
1,000,000	Dryden Euro CLO B.V. Series 2013-29X, Class B2RE, 2.050%, 7/15/2032[3]	953,727

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,500,000	Dryden Senior Loan Fund Series 2013-30A, Class DR, 7.206% (3-Month USD Libor+260 basis points), 11/15/2028[3,4,8]	$2,297,076
1,000,000	Series 2013-30A, Class FR, 11.856% (3-Month USD Libor+725 basis points), 11/15/2028[3,4,8]	781,419
1,300,000	Series 2015-38A, Class DR, 7.792% (3-Month USD Libor+300 basis points), 7/15/2030[3,4,8]	1,218,678
750,000	Series 2016-45A, Class DR, 7.942% (3-Month USD Libor+315 basis points), 10/15/2030[3,4,8]	713,632
1,075,000	Eaton Vance CLO Ltd. Series 2015-1A, Class DR, 7.308% (3-Month USD Libor+250 basis points), 1/20/2030[3,4,8]	984,395
850,000	Series 2015-1A, Class ER, 10.408% (3-Month USD Libor+560 basis points), 1/20/2030[3,4,8]	740,644
500,000	Series 2014-1RA, Class E, 10.492% (3-Month USD Libor+570 basis points), 7/15/2030[3,4,8]	440,538
1,250,000	Series 2018-1A, Class D, 7.992% (3-Month USD Libor+320 basis points), 10/15/2030[3,4,8]	1,177,450
1,500,000	Series 2013-1A, Class D3R, 11.592% (3-Month USD Libor+680 basis points), 1/15/2034[3,4,8]	1,420,263
1,000,000	Series 2020-2A, Class ER, 11.292% (3-Month USD Libor+650 basis points), 1/15/2035[3,4,8]	925,542
1,000,000	Elmwood CLO Ltd. Series 2019-2A, Class DR, 7.808% (3-Month USD Libor+300 basis points), 4/20/2034[3,4,8]	945,595
600,000	Series 2019-3A, Class FR, 12.548% (3-Month USD Libor+774 basis points), 10/20/2034[3,4,8]	479,497
5,425,000	Flatiron CLO Ltd. Series 2017-1A, Class SUB, 0.000%, 5/15/2030[3,8,9]	2,441,469
3,500,000	Series 2018-1A, Class SUB, 0.000%, 4/17/2031[3,8,9]	1,583,626
1,000,000	Series 2020-1A, Class D, 8.465% (3-Month USD Libor+379 basis points), 11/20/2033[3,4,8]	967,791
1,750,000	Series 2020-1A, Class E, 12.525% (3-Month USD Libor+785 basis points), 11/20/2033[3,4,8]	1,731,311
750,000	Series 2021-1A, Class E, 10.798% (3-Month USD Libor+600 basis points), 7/19/2034[3,4,8]	705,113
750,000	Flatiron RR CLO LLC Series 2021-2A, Class E, 10.992% (3-Month USD Libor+620 basis points), 10/15/2034[3,4,8]	702,581
1,320,000	Galaxy CLO Ltd. Series 2017-23A, Class E, 10.966% (3-Month USD Libor+615 basis points), 4/24/2029[3,4,8]	1,217,352

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2017-24A, Class D, 7.242% (3-Month USD Libor+245 basis points), 1/15/2031[3,4,8]	$929,386
1,125,000	Series 2017-24A, Class E, 10.292% (3-Month USD Libor+550 basis points), 1/15/2031[3,4,8]	1,013,021
1,000,000	Generate CLO Ltd. Series 3A, Class ER, 11.208% (3-Month USD Libor+640 basis points), 10/20/2029[3,4,8]	956,027
1,250,000	Series 2A, Class DR, 7.415% (3-Month USD Libor+260 basis points), 1/22/2031[3,4,8]	1,169,544
1,250,000	Series 7A, Class D, 8.615% (3-Month USD Libor+380 basis points), 1/22/2033[3,4,8]	1,203,349
1,000,000	Series 9A, Class E, 11.658% (3-Month USD Libor+685 basis points), 10/20/2034[3,4,8]	946,506
1,000,000	Series 6A, Class ER, 11.615% (3-Month USD Libor+680 basis points), 1/22/2035[3,4,8]	919,022
2,000,000	Series 2023-11A, Class D, 5.648% (3-Month Term SOFR+575 basis points), 4/20/2035[3,4,8]	2,000,040
2,000,000	Gilbert Park CLO Ltd. Series 2017-1A, Class E, 11.192% (3-Month USD Libor+640 basis points), 10/15/2030[3,4,8]	1,728,312
750,000	GoldenTree Loan Management EUR CLO DAC Series 5X, Class E, 7.592% (3-Month EUR Libor+525 basis points), 4/20/2034[3,4]	674,509
1,000,000	GoldenTree Loan Management U.S. CLO Ltd. Series 2020-7A, Class FR, 12.558% (3-Month USD Libor+775 basis points), 4/20/2034[3,4,8]	785,148
750,000	Series 2021-10A, Class F, 12.598% (3-Month USD Libor+779 basis points), 7/20/2034[3,4,8]	589,209
500,000	Series 2020-8A, Class ER, 10.958% (3-Month USD Libor+615 basis points), 10/20/2034[3,4,8]	452,120
1,500,000	GoldenTree Loan Opportunities Ltd. Series 2014-9A, Class ER2, 10.462% (3-Month USD Libor+566 basis points), 10/29/2029[3,4,8]	1,382,848
1,500,000	Series 2016-12A, Class ER, 10.215% (3-Month USD Libor+540 basis points), 7/21/2030[3,4,8]	1,351,208
1,000,000	Series 2015-11A, Class FR2, 11.245% (3-Month USD Libor+645 basis points), 1/18/2031[3,4,8]	790,047
500,000	Greenwood Park CLO Ltd. Series 2018-1A, Class E, 9.742% (3-Month USD Libor+495 basis points), 4/15/2031[3,4,8]	417,237
1,000,000	Griffith Park CLO DAC Series 1X, Class DR, 7.322% (3-Month EUR Libor+552 basis points), 11/21/2031[3,4]	946,387

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
4,000,000	Grippen Park CLO Ltd. Series 2017-1A, Class SUB, 0.000%, 1/20/2030[3,8,9]	$1,090,289
1,000,000	Series 2017-1A, Class E, 10.508% (3-Month USD Libor+570 basis points), 1/20/2030[3,4,8]	879,731
1,000,000	Harvest CLO DAC Series 16A, Class B1RR, 3.588% (3-Month EUR Libor+130 basis points), 10/15/2031[3,4,8]	1,037,910
1,850,000	Highbridge Loan Management Ltd. Series 7A-2015, Class DR, 7.006% (3-Month USD Libor+240 basis points), 3/15/2027[3,4,8]	1,827,082
850,000	Series 3A-2014, Class CR, 8.395% (3-Month USD Libor+360 basis points), 7/18/2029[3,4,8]	804,975
1,250,000	Series 5A-2015, Class DRR, 7.942% (3-Month USD Libor+315 basis points), 10/15/2030[3,4,8]	1,117,026
3,500,000	Series 12A-18, Class SUB, 0.000%, 7/18/2031[3,8,9]	1,345,767
1,860,000	Series 12A-18, Class D, 9.945% (3-Month USD Libor+515 basis points), 7/18/2031[3,4,8]	1,611,245
500,000	HPS Loan Management Ltd. Series 8A-2016, Class ER, 10.308% (3-Month USD Libor+550 basis points), 7/20/2030[3,4,8]	421,870
1,500,000	Series 6A-2015, Class CR, 7.032% (3-Month USD Libor+250 basis points), 2/5/2031[3,4,8]	1,326,244
2,000,000	Series 15A-19, Class ER, 11.453% (3-Month Term SOFR+680 basis points), 1/22/2035[3,4,8]	1,828,833
1,000,000	Invesco CLO Ltd. Series 2021-1A, Class E, 11.252% (3-Month USD Libor+646 basis points), 4/15/2034[3,4,8]	902,494
1,000,000	Series 2022-3A, Class D, 8.855% (3-Month Term SOFR+500 basis points), 10/22/2035[3,4,8]	997,244
1,500,000	Invesco Euro CLO Series 6X, Class B1, 3.938% (3-Month EUR Libor+165 basis points), 7/15/2034[3,4]	1,542,906
1,500,000	Invesco U.S. CLO Ltd. Series 2023-1A, Class E, 8.855% (3-Month Term SOFR+0 basis points), 4/22/2035[3,4,8]	1,470,030
1,000,000	Jay Park CLO Ltd. Series 2016-1A, Class DR, 10.008% (3-Month USD Libor+520 basis points), 10/20/2027[3,4,8]	916,503
750,000	KKR CLO Ltd. Series 13, Class ER, 9.742% (3-Month USD Libor+495 basis points), 1/16/2028[3,4,8]	719,471

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
750,000	LCM LP Series 18A, Class DR, 7.608% (3-Month USD Libor+280 basis points), 4/20/2031[3,4,8]	$680,093
1,250,000	Madison Park Funding Ltd. Series 2015-19A, Class CR, 6.965% (3-Month USD Libor+215 basis points), 1/22/2028[3,4,8]	1,189,477
1,000,000	Series 2015-19A, Class DR, 9.165% (3-Month USD Libor+435 basis points), 1/22/2028[3,4,8]	898,122
1,000,000	Series 2015-19A, Class ER, 10.915% (3-Month USD Libor+610 basis points), 1/22/2028[3,4,8]	847,129
2,000,000	Series 2014-13A, Class ER, 10.548% (3-Month USD Libor+575 basis points), 4/19/2030[3,4,8]	1,868,920
1,000,000	Series 2014-13A, Class FR, 12.748% (3-Month USD Libor+795 basis points), 4/19/2030[3,4,8]	888,691
1,750,000	Series 2017-26A, Class DR, 7.802% (3-Month USD Libor+300 basis points), 7/29/2030[3,4,8]	1,638,448
875,000	Magnetite Ltd. Series 2016-18A, Class ER, 9.856% (3-Month USD Libor+525 basis points), 11/15/2028[3,4,8]	783,148
2,150,000	Magnetite Ltd. Series 2012-7A, Class DR2, 9.292% (3-Month USD Libor+450 basis points), 1/15/2028[3,4,8]	1,922,033
500,000	Series 2015-16A, Class ER, 9.795% (3-Month USD Libor+500 basis points), 1/18/2028[3,4,8]	472,936
1,000,000	Series 2014-8A, Class ER2, 10.442% (3-Month USD Libor+565 basis points), 4/15/2031[3,4,8]	912,984
1,000,000	Series 2019-22A, Class ER, 11.142% (3-Month USD Libor+635 basis points), 4/15/2031[3,4,8]	936,057
1,050,000	Series 2015-12A, Class FR, 12.742% (3-Month USD Libor+795 basis points), 10/15/2031[3,4,8]	903,938
1,500,000	Series 2015-14RA, Class F, 12.725% (3-Month USD Libor+793 basis points), 10/18/2031[3,4,8]	1,225,530
800,000	Milos CLO Ltd. Series 2017-1A, Class ER, 10.958% (3-Month USD Libor+615 basis points), 10/20/2030[3,4,8]	708,559
1,000,000	Morgan Stanley Eaton Vance CLO Ltd. Series 2021-1A, Class E, 11.565% (3-Month USD Libor+675 basis points), 10/20/2034[3,4,8]	889,401
1,250,000	Series 2022-16A, Class E, 11.508% (3-Month Term SOFR+685 basis points), 4/15/2035[3,4,8]	1,112,522
1,000,000	Series 2022-18A, Class E, 12.340% (3-Month Term SOFR+850 basis points), 10/20/2035[3,4,8]	979,419

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Mountain View CLO Ltd. Series 2015-10A, Class E, 9.665% (3-Month USD Libor+485 basis points), 10/13/2027[3,4,8]	$944,450
750,000	Series 2019-1A, Class DR, 8.732% (3-Month USD Libor+394 basis points), 10/15/2034[3,4,8]	736,819
1,000,000	Neuberger Berman CLO Ltd. Series 2016-22A, Class ER, 10.852% (3-Month USD Libor+606 basis points), 10/17/2030[3,4,8]	912,500
5,000,000	Series 2015-20A, Class SUB, 0.000%, 7/15/2034[3,8,9]	1,928,296
1,000,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2018-27A, Class E, 9.992% (3-Month USD Libor+520 basis points), 1/15/2030[3,4,8]	907,912
1,000,000	Series 2020-36A, Class ER, 11.558% (3-Month USD Libor+675 basis points), 4/20/2033[3,4,8]	949,890
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 5.288% (3-Month EUR Libor+300 basis points), 4/17/2034[3,4]	966,110
1,000,000	New Mountain CLO Ltd. Series CLO-3A, Class E, 11.408% (3-Month USD Libor+660 basis points), 10/20/2034[3,4,8]	959,497
1,175,000	New Mountain CLO Ltd. Series CLO-2A, Class E, 11.152% (3-Month USD Libor+636 basis points), 4/15/2034[3,4,8]	1,129,814
1,500,000	Series CLO-1A, Class ER, 11.472% (3-Month USD Libor+668 basis points), 10/15/2034[3,4,8]	1,466,508
1,250,000	Newark BSL CLO Ltd. Series 2017-1A, Class CR, 7.968% (3-Month USD Libor+315 basis points), 7/25/2030[3,4,8]	1,165,625
1,250,000	Oak Hill Credit Partners Ltd. Series 2014-10RA, Class D2R, 9.558% (3-Month USD Libor+475 basis points), 4/20/2034[3,4,8]	1,234,691
1,000,000	OCP CLO Ltd. Series 2017-14A, Class C, 7.275% (3-Month USD Libor+260 basis points), 11/20/2030[3,4,8]	920,784
1,550,000	Series 2014-5A, Class CR, 7.722% (3-Month USD Libor+290 basis points), 4/26/2031[3,4,8]	1,377,591
500,000	Series 2020-8RA, Class D, 11.792% (3-Month USD Libor+700 basis points), 1/17/2032[3,4,8]	472,600
1,250,000	Series 2020-18A, Class ER, 11.238% (3-Month USD Libor+643 basis points), 7/20/2032[3,4,8]	1,172,586
1,000,000	Series 2019-17A, Class ER, 11.308% (3-Month USD Libor+650 basis points), 7/20/2032[3,4,8]	916,549

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2016-12A, Class ER2, 11.782% (3-Month Term SOFR+715 basis points), 4/18/2033[3,4,8]	$926,592
1,000,000	Series 2021-22A, Class D, 7.908% (3-Month USD Libor+310 basis points), 12/2/2034[3,4,8]	926,410
1,000,000	Series 2021-22A, Class E, 11.408% (3-Month USD Libor+660 basis points), 12/2/2034[3,4,8]	912,682
1,500,000	Octagon Investment Partners Ltd. Series 2013-1A, Class DR2, 7.318% (3-Month USD Libor+250 basis points), 1/25/2031[3,4,8]	1,337,938
500,000	Series 2019-3A, Class ER, 11.542% (3-Month USD Libor+675 basis points), 7/15/2034[3,4,8]	439,426
750,000	Series 2020-1A, Class ER, 11.058% (3-Month USD Libor+625 basis points), 7/20/2034[3,4,8]	666,677
1,500,000	Series 2020-4A, Class ER, 11.592% (3-Month USD Libor+680 basis points), 1/15/2035[3,4,8]	1,388,684
1,000,000	OSD CLO Ltd. Series 2021-23A, Class E, 10.792% (3-Month USD Libor+600 basis points), 4/17/2031[3,4,8]	871,751
1,500,000	OZLM Ltd. Series 2014-8A, Class DRR, 10.872% (3-Month USD Libor+608 basis points), 10/17/2029[3,4,8]	1,301,389
1,000,000	Series 2017-16A, Class C, 8.194% (3-Month USD Libor+355 basis points), 5/16/2030[3,4,8]	931,323
1,250,000	Series 2018-22A, Class C, 7.442% (3-Month USD Libor+265 basis points), 1/17/2031[3,4,8]	1,100,807
1,750,000	Series 2014-6A, Class CS, 7.922% (3-Month USD Libor+313 basis points), 4/17/2031[3,4,8]	1,646,714
1,000,000	Series 2018-20A, Class C, 7.758% (3-Month USD Libor+295 basis points), 4/20/2031[3,4,8]	903,331
1,500,000	Post CLO Ltd. Series 2022-1A, Class E, 11.389% (3-Month Term SOFR+675 basis points), 4/20/2035[3,4,8]	1,345,915
750,000	PPM CLO Ltd. Series 2019-3A, Class ER, 11.402% (3-Month USD Libor+661 basis points), 4/17/2034[3,4,8]	636,592
1,000,000	Recette CLO Ltd. Series 2015-1A, Class YRR, 0.100%, 4/20/2034[3,8]	34,039
1,750,000	Series 2015-1A, Class FRR, 13.278% (3-Month USD Libor+847 basis points), 4/20/2034[3,4,8]	1,411,514
1,200,000	Regatta Funding LP Series 2013-2A, Class CR2, 8.492% (3-Month USD Libor+370 basis points), 1/15/2029[3,4,8]	1,173,000

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
812,500	Regatta Funding Ltd. Series 2018-4A, Class D, 11.318% (3-Month USD Libor+650 basis points), 10/25/2031[3,4,8]	$719,410
750,000	Series 2016-1A, Class ER2, 11.146% (3-Month USD Libor+640 basis points), 6/20/2034[3,4,8]	659,647
625,000	Riserva CLO Ltd. Series 2016-3A, Class FRR, 13.305% (3-Month USD Libor+851 basis points), 1/18/2034[3,4,8]	504,892
1,125,000	Rockford Tower CLO Ltd. Series 2017-2A, Class ER, 11.042% (3-Month USD Libor+625 basis points), 10/15/2029[3,4,8]	952,648
1,400,000	Series 2020-1A, Class E, 11.708% (3-Month USD Libor+690 basis points), 1/20/2032[3,4,8]	1,331,767
1,000,000	Series 2021-2A, Class E, 11.208% (3-Month USD Libor+640 basis points), 7/20/2034[3,4,8]	861,918
1,000,000	Series 2021-3A, Class E, 11.528% (3-Month USD Libor+672 basis points), 10/20/2034[3,4,8]	875,582
1,500,000	RR15 Ltd. Series 2021-15A, Class C, 7.692% (3-Month USD Libor+290 basis points), 4/15/2036[3,4,8]	1,395,000
1,000,000	Shackleton CLO Ltd. Series 2013-4RA, Class C, 7.685% (3-Month USD Libor+287 basis points), 4/13/2031[3,4,8]	900,509
5,121,212	Signal Peak CLO Ltd. Series 2017-4A, Class SUB, 0.000%, 10/26/2034[3,8,9]	2,260,373
1,250,000	Sound Point CLO Ltd. Series 2016-2A, Class ER, 11.708% (3-Month USD Libor+690 basis points), 10/20/2028[3,4,8]	1,137,543
901,268	Series 2016-3A, Class AR2, 5.805% (3-Month USD Libor+99 basis points), 1/23/2029[3,4,8]	898,114
500,000	Series 2018-2A, Class D, 7.822% (3-Month USD Libor+300 basis points), 7/26/2031[3,4,8]	417,199
1,000,000	Series 2019-1A, Class DR, 8.308% (3-Month USD Libor+350 basis points), 1/20/2032[3,4,8]	893,514
1,000,000	Series 2019-3A, Class DR, 8.318% (3-Month USD Libor+350 basis points), 10/25/2034[3,4,8]	826,907
1,000,000	Stratus CLO Ltd. Series 2021-2A, Class F, 12.168% (3-Month USD Libor+736 basis points), 12/28/2029[3,4,8]	839,493
750,000	Stratus CLO Ltd. Series 2021-2A, Class D, 7.458% (3-Month USD Libor+265 basis points), 12/28/2029[3,4,8]	697,894

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
650,000	Series 2021-1A, Class F, 12.058% (3-Month USD Libor+725 basis points), 12/29/2029[3,4,8]	$538,027
1,000,000	TCI-Flatiron CLO Ltd. Series 2016-1A, Class DR3, 7.658% (3-Month Term SOFR+300 basis points), 1/17/2032[3,4,8]	903,598
1,500,000	Series 2016-1A, Class ER3, 10.908% (3-Month Term SOFR+625 basis points), 1/17/2032[3,4,8]	1,360,972
750,000	TCI-Symphony CLO Ltd. Series 2017-1A, Class E, 11.242% (3-Month USD Libor+645 basis points), 7/15/2030[3,4,8]	637,618
1,000,000	Thayer Park CLO Ltd. Series 2017-1A, Class ER, 13.678% (3-Month USD Libor+887 basis points), 4/20/2034[3,4,8]	805,420
2,350,000	THL Credit Wind River CLO Ltd. Series 2013-2A, Class DR, 7.745% (3-Month USD Libor+295 basis points), 10/18/2030[3,4,8]	2,058,762
1,500,000	TICP CLO Ltd. Series 2018-3R, Class E, 10.708% (3-Month USD Libor+590 basis points), 4/20/2028[3,4,8]	1,466,461
2,000,000	Series 2018-IA, Class D, 10.592% (3-Month USD Libor+577 basis points), 4/26/2028[3,4,8]	1,879,389
688,000	Series 2016-5A, Class ER, 10.542% (3-Month USD Libor+575 basis points), 7/17/2031[3,4,8]	602,000
250,000	Series 2019-13A, Class ER, 10.992% (3-Month USD Libor+620 basis points), 4/15/2034[3,4,8]	231,630
750,000	Voya CLO Ltd. Series 2015-1A, Class CR, 7.145% (3-Month USD Libor+235 basis points), 1/18/2029[3,4,8]	708,743
500,000	Series 2013-1A, Class CR, 7.742% (3-Month USD Libor+295 basis points), 10/15/2030[3,4,8]	434,761
2,000,000	Series 2016-3A, Class CR, 8.045% (3-Month USD Libor+325 basis points), 10/18/2031[3,4,8]	1,747,002
1,000,000	Series 2020-2A, Class ER, 11.198% (3-Month USD Libor+640 basis points), 7/19/2034[3,4,8]	948,958
1,000,000	Series 2020-3A, Class DR, 8.058% (3-Month USD Libor+325 basis points), 10/20/2034[3,4,8]	956,414
1,000,000	Series 2022-3A, Class E, 12.612% (3-Month Term SOFR+860 basis points), 10/20/2034[3,4,8]	978,503
1,000,000	Series 2019-4A, Class ER, 11.502% (3-Month USD Libor+671 basis points), 1/15/2035[3,4,8]	921,806
750,000	Series 2022-1A, Class E, 12.109% (3-Month Term SOFR+747 basis points), 4/20/2035[3,4,8]	703,606

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Voya Euro CLO DAC Series 1X, Class B2NE, 2.100%, 10/15/2030[3]	$1,446,634
750,000	Wind River CLO Ltd. Series 2014-3A, Class DR2, 8.215% (3-Month USD Libor+340 basis points), 10/22/2031[3,4,8]	651,988
1,250,000	York CLO Ltd. Series 2014-1A, Class ERR, 10.395% (3-Month USD Libor+558 basis points), 10/22/2029[3,4,8]	1,121,558
	Total Asset-Backed Securities
	(Cost $237,656,554)	220,588,039
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
203,000	DBUBS Mortgage Trust Series 2011-LC3A, Class PM2, 5.268%, 5/10/2044[3,8,9]	192,837
750,000	Sixth Street CLO Ltd. Series 2021-17A, Class E, 11.008% (3-Month USD Libor+620 basis points), 1/20/2034[3,4,8]	701,591
500,000	WFLD Mortgage Trust Series 2014-MONT, Class D, 3.755%, 8/10/2031[3,8,9]	410,607
750,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.596%, 11/10/2036[8,9]	442,120
	Total Commercial Mortgage-Backed Securities
	(Cost $2,032,886)	1,747,155
	CORPORATE — 7.5%
	BASIC MATERIALS — 0.6%
750,000	Nobian Finance B.V. 3.625%, 7/15/2026[3]	707,072
420,000	Olympus Water U.S. Holding Corp. 6.250%, 10/1/2029[3,8]	349,100
650,000	SCIL IV LLC / SCIL USA Holdings LLC 5.375%, 11/1/2026[3,8]	596,589
		1,652,761
	COMMUNICATIONS — 1.9%
750,000	Airbnb, Inc. 0.000%, 3/15/2026[10]	645,750
830,000	Altice France Holding S.A. 6.000%, 2/15/2028[3,7,8]	561,023
800,000	Cable One, Inc. 1.125%, 3/15/2028[10]	618,800
600,000	Getty Images, Inc. 9.750%, 3/1/2027[3,8]	595,383

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS (Continued)
665,000	Global Switch Finance B.V. 1.375%, 10/7/2030[3]	$609,621
1,000,000	Kaixo Bondco Telecom S.A. 5.125%, 9/30/2029[3]	944,064
550,000	Liberty Latin America Ltd. 2.000%, 7/15/2024[7,10]	506,687
500,000	Summer BC Bidco B LLC 5.500%, 10/31/2026[3,8]	412,237
250,000	United Group B.V. 3.625%, 2/15/2028[3]	215,843
300,000	Wp/ap Telecom Holdings III B.V. 5.500%, 1/15/2030[3]	274,269
		5,383,677
	CONSUMER, CYCLICAL — 0.9%
530,000	American Axle & Manufacturing, Inc. 5.000%, 10/1/2029[3]	437,386
300,000	Life Time, Inc. 8.000%, 4/15/2026[3,8]	291,750
650,000	Lions Gate Capital Holdings LLC 5.500%, 4/15/2029[3,8]	423,423
775,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.625%, 3/1/2030[3,8]	691,300
800,000	ZF Finance GmbH 2.000%, 5/6/2027[3]	748,331
		2,592,190
	CONSUMER, NON-CYCLICAL — 0.9%
725,000	AHP Health Partners, Inc. 5.750%, 7/15/2029[3,8]	597,332
800,000	Albion Financing 1 SARL / Aggreko Holdings, Inc. 6.125%, 10/15/2026[3,7,8]	718,977
800,000	Block, Inc. 0.000%, 5/1/2026[10]	677,600
575,000	ModivCare, Inc. 5.875%, 11/15/2025[3,8]	556,525
		2,550,434
	ENERGY — 0.7%
400,000	CVR Energy, Inc. 5.250%, 2/15/2025[3,8]	386,432
418,000	Genesis Energy LP / Genesis Energy Finance Corp. 8.875%, 4/15/2030[3]	425,311

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
650,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 11.500%, 2/15/2028[3,8]	$630,500
300,000	Murray Energy Corp. 11.250%, 10/17/2023*,3,8,11	—
685,000	NextEra Energy Partners LP 2.500%, 6/15/2026[8,10]	655,202
		2,097,445
	FINANCIAL — 0.2%
750,000	Acrisure LLC / Acrisure Finance, Inc. 7.000%, 11/15/2025[3,8]	714,525
	INDUSTRIAL — 1.2%
600,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 5.250%, 8/15/2027[3,7,8]	492,228
900,000	Mauser Packaging Solutions Holding Co. 4.750%, 4/15/2024[3]	977,865
200,000	OI European Group B.V. 3.125%, 11/15/2024[3]	211,906
625,000	Smyrna Ready Mix Concrete LLC 6.000%, 11/1/2028[3,8]	571,428
512,000	Trident TPI Holdings, Inc. 6.625%, 11/1/2025[3,8]	459,929
800,000	Trivium Packaging Finance B.V. 8.500%, 8/15/2027[3,7,8]	770,696
		3,484,052
	TECHNOLOGY — 1.1%
750,000	Black Knight InfoServ LLC 3.625%, 9/1/2028[3,8]	668,055
625,000	Boxer Parent Co., Inc. 9.125%, 3/1/2026[3,8]	595,069
750,000	McAfee Corp. 7.375%, 2/15/2030[3,8]	624,035
650,000	Playtika Holding Corp. 4.250%, 3/15/2029[3,8]	540,553
600,000	Presidio Holdings, Inc. 8.250%, 2/1/2028[3,8]	577,752

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
250,000	Western Digital Corp. 2.850%, 2/1/2029[3]	$204,074
		3,209,538
	Total Corporate
	(Cost $22,733,874)	21,684,622
	Total Bonds
	(Cost $262,423,314)	244,019,816

Number of Shares
	COMMON STOCKS — 0.2%
	FINANCIAL — 0.2%
6,869	SL Green Realty Corp. - REIT	282,659
10,700	Vornado Realty Trust - REIT	260,973
		543,632
	Total Common Stocks
	(Cost $1,048,246)	543,632

Number of Contracts
	PURCHASED OPTION CONTRACTS — 0.0%
	PUT OPTIONS — 0.0%
	EQUITY — 0.0%
66	VanEck Oil Services ETF Exercise Price: $275.00, Notional Amount: $1,815,000, Expiration Date: April 21, 2023*	38,610
42	Exercise Price: $275.00, Notional Amount: $1,155,000, Expiration Date: June 16, 2023*	42,840
530	Victoria's Secret & Co Exercise Price: $30.00, Notional Amount: $1,590,000, Expiration Date: March 17, 2023*	19,875
		101,325
	Total Put Options
	(Cost $152,826)	101,325
	Total Purchased Option Contracts
	(Cost $152,826)	101,325

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 6.0%
17,571,273	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 4.14%[12,13]	$17,571,273
	Total Short-Term Investments
	(Cost $17,571,273)	17,571,273
	TOTAL INVESTMENTS — 114.6%
	(Cost $352,244,966)	332,994,085
	Liabilities in Excess of Other Assets — (14.6)%	(42,445,877)
	TOTAL NET ASSETS — 100.0%	$290,548,208

Principal Amount
	SECURITIES SOLD SHORT — (0.2)%
	BONDS — (0.2)%
	CORPORATE — (0.2)%
	CONSUMER, CYCLICAL — (0.2)%
$(750,000)	Guitar Center, Inc. 8.500%, 1/15/2026[3,8]	(655,946)
	Total Corporate
	(Proceeds $641,099)	(655,946)
	Total Bonds
	(Proceeds $641,099)	(655,946)
	Total Securities Sold Short
	(Proceeds $641,099)	$(655,946)

EUR –  Euro

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	All or a portion of the loan is unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

[7]	Foreign security denominated in U.S. Dollars.
[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $221,348,279 which represents 76.18% of total net assets of the Fund.
[9]	Variable rate security.
[10]	Convertible security.
[11]	Security is in default.
[12]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $8,539, which represents 0.00% of total net assets of the Fund.
[13]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

			Currency	Value At	Value At	Unrealized
		Currency	Amount	Settlement	January 31,	Appreciation
Sale Contracts	Counterparty	Exchange	Sold	Date	2023	(Depreciation)
Euro	JP Morgan	EUR per USD	(23,487,875)	$(24,728,357)	$(25,655,622)	$(927,265)
				(24,728,357)	(25,655,622)	(927,265)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(24,728,357)	$(25,655,622)	$(927,265)

EUR – Euro

See accompanying Notes to Consolidated Financial Statements.

Palmer Square Opportunistic Income Fund

CONSOLIDATED SUMMARY OF INVESTMENTS

As of January 31, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bonds
Asset-Backed Securities	75.9%
Corporate	7.5%
Commercial Mortgage-Backed Securities	0.6%
Total Bonds	84.0%
Bank Loans	24.4%
Common Stocks
Financial	0.2%
Total Common Stocks	0.2%
Purchased Option Contracts
Put Options	0.0%
Total Purchased Option Contracts	0.0%
Short-Term Investments	6.0%
Total Investments	114.6%
Liabilities in Excess of Other Assets	(14.6)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

Palmer Square Opportunistic Income Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

As of January 31, 2023 (Unaudited)

Assets:
Investments, at value (cost $352,092,140)	$332,892,760
Purchased options contracts, at value (cost $152,826)	101,325
Cash	5,551,937
Cash held at broker for securities sold short and swap contracts	1,375,952
Receivables:
Investment securities sold	7,297,535
Fund shares sold	472,088
Interest	1,916,822
Prepaid legal fees	201,255
Prepaid commitment fees	147,603
Prepaid expenses	32,172
Total assets	349,989,449

Liabilities:
Securities sold short, at value (proceeds $641,099)	655,946
Foreign currency due to custodian, at value (proceeds $10,351)	10,333
Payables:
Investment securities purchased	10,148,163
Funds borrowed	47,250,000
Unrealized depreciation on forward foreign currency exchange contracts	927,265
Advisory fees	237,654
Shareholder servicing fees (Note 6)	38,668
Fund accounting and administration fees	66,545
Transfer agent fees and expenses	10,812
Custody fees	26,409
Legal fees	12,609
Auditing fees	9,879
Interest on borrowings	7,512
Trustees' fees and expenses	5,432
Interest on securities sold short	2,833
Accrued other expenses	31,181
Total liabilities	59,441,241

Net Assets	$290,548,208

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$309,849,270
Total distributable earnings (accumulated deficit)	(19,301,062)
Net Assets	$290,548,208

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$290,548,208
Shares of beneficial interest issued and outstanding	17,306,071
Redemption price per share	$16.79

See accompanying Notes to Consolidated Financial Statements.

Palmer Square Opportunistic Income Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2023 (Unaudited)

Investment Income:
Interest	$14,834,182
Dividends	27,614
Total investment income	14,861,796

Expenses:
Advisory fees	1,366,836
Shareholder servicing fees (Note 6)	153,102
Fund accounting and administration fees	171,689
Transfer agent fees and expenses	41,035
Custody fees	23,765
Interest on borrowings (Note 11)	889,929
Commitment fees (Note 11)	181,960
Legal fees	56,924
Interest on securities sold short	41,329
Trustees' fees and expenses	29,760
Registration fees	24,066
Insurance fees	21,160
Shareholder reporting fees	18,280
Brokerage expense	10,735
Auditing fees	10,042
Miscellaneous	12,423
Total expenses	3,053,035
Fees paid indirectly (Note 3)	(3,974)
Net expenses	3,049,061
Net investment income (loss)	11,812,735

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,058,591)
Securities sold short	75,023
Swap contracts	100,758
Foreign currency transactions	(64,980)
Net realized gain (loss)	(947,790)
Net change in unrealized appreciation (depreciation) on:
Investments	5,112,918
Purchased options contracts	(51,501)
Securities sold short	(18,397)
Forward contracts	(1,267,229)
Swap contracts	205,674
Foreign currency translations	(20,100)
Net change in unrealized appreciation (depreciation)	3,961,365
Net realized and unrealized (loss)	3,013,575
Net Increase (Decrease) in Net Assets from Operations	$14,826,310

See accompanying Notes to Consolidated Financial Statements.

Palmer Square Opportunistic Income Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the
	January 31, 2023	Year Ended
	(Unaudited)	July 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$11,812,735	$14,229,960
Net realized gain (loss) on investments, purchased options contracts, securities sold short, forward contracts, written options contracts, swaptions contracts, swap contracts and foreign currency	(947,790)	1,747,404
Net change in unrealized appreciation (depreciation) on investments, purchased options contracts, securities sold short, forward contracts, written options contracts, swaptions contracts, swap contracts, and foreign currency	3,961,365	(29,890,694)
Net increase (decrease) in net assets resulting from operations	14,826,310	(13,913,330)

Distributions to Shareholders:
Total distributions to shareholders	(13,538,665)	(15,655,052)

Capital Transactions:
Net proceeds from shares sold	47,747,283	101,986,932
Reinvestment of distributions	3,718,113	4,576,640
Cost of shares redeemed	(23,586,301)	(28,919,610)
Net increase (decrease) in net assets from capital transactions	27,879,095	77,643,962

Total increase (decrease) in net assets	29,166,740	48,075,580

Net Assets:
Beginning of period	261,381,468	213,305,888
End of period	$290,548,208	$261,381,468

Capital Share Transactions:
Shares sold	2,905,174	5,617,937
Shares reinvested	228,374	254,504
Shares redeemed	(1,443,345)	(1,563,766)

Net increase (decrease) in capital share transactions	1,690,203	4,308,675

See accompanying Notes to Consolidated Financial Statements.

Palmer Square Opportunistic Income Fund

CONSOLIDATED STATEMENT OF CASH FLOWS

For the Six Months Ended January 31, 2023 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$14,826,310
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term portfolio investments	(115,353,554)
Sales of long-term portfolio investments	66,047,534
Purchased options contracts and swaptions contracts	(152,826)
Proceeds from securities sold short	4,143,701
Cover short securities	(4,163,730)
Purchase of short-term investments, net	(673,665)
Return of capital dividends received	299,090
Decrease in foreign currency	949,612
Increase in cash held by broker	(587,059)
Decrease in cash held by custodian	4,130,000
Increase in investment securities sold receivable	(6,212,721)
Increase in interest receivable	(635,313)
Decrease in prepaid expenses	23,834
Decrease in investment securities purchased	(4,645,607)
Increase in foreign currency due to custodian	10,333
Increase in advisory fees payable	25,076
Decrease in shareholder servicing fees payable	(2,578)
Decrease in premiums received on open swap contracts	(728,464)
Decrease in interest on securities sold short	(95)
Decrease in accrued expenses payable	(16,409)
Net amortization on investments	(1,005,495)
Net realized loss	815,067
Net change in unrealized appreciation/depreciation	(3,981,465)
Net cash used for operating activities	(46,888,424)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	47,548,713
Cost of shares redeemed	(23,586,301)
Dividends paid to shareholders, net of reinvestments	(9,820,552)
Draw on line of credit	34,250,000
Net cash provided by financing activities	48,391,860

Net increase in cash	1,503,436

Cash:
Beginning of period	4,048,501
End of period	$5,551,937

Non cash financing activities not included herein consist of $3,718,113 of reinvested dividends.
Cash paid for interest on securities sold short during the period was $41,424.
Cash paid for interest on borrowings during the period was $906,792.

See accompanying Notes to Consolidated Financial Statements.

Palmer Square Opportunistic Income Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended
	January 31, 2023	For the Year Ended July 31,
	(Unaudited)	2022	2021	2020	2019	2018

Net asset value, beginning of period	$16.74	$18.86	$16.82	$18.64	$19.42	$19.28
Income from Investment Operations:
Net investment income (loss)[1]	0.72	1.08	1.02	1.14	1.09	1.04
Net realized and unrealized gain (loss)	0.16	(1.95)	1.95	(1.82)	(0.66)	(0.02)
Total from investment operations	0.88	(0.87)	2.97	(0.68)	0.43	1.02
Less Distributions:
From net investment income	(0.80)	(0.90)	(0.93)	(1.14)	(1.01)	(0.88)
From net realized gains	(0.03)	(0.35)	–	–	(0.20)	–
Total distributions	(0.83)	(1.25)	(0.93)	(1.14)	(1.21)	(0.88)

Net asset value, end of period	$16.79	$16.74	$18.86	$16.82	$18.64	$19.42

Total return[2]	5.48%[5]	(4.96)%	17.96%	(3.36)%	2.36%	5.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$290,548	$261,381	$213,306	$213,535	$183,595	$133,596

Ratio of expenses to average net assets (including brokerage expense, interest expense and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[3]	2.23%[6]	1.50%	1.50%	1.62%	1.81%	1.72%
After fees waived and expenses absorbed/recovered[3]	2.23%[6]	1.50%	1.57%	1.69%	1.85%	1.58%

Ratio of net investment income to average net assets (including brokerage expense, interest expense and interest on securities sold short):
Before fees waived and expenses absorbed/recovered	8.64%[6]	5.98%	5.63%	6.70%	5.78%	5.19%
After fees waived and expenses absorbed/recovered[3]	8.64%[6]	5.98%	5.56%	6.63%	5.74%	5.33%

Senior Securities
Total borrowings (000’s omitted)	$47,250	$13,000	$–	$–	$–	$–
Asset coverage per $1,000 unit of senior indebtedness[4]	$7,149	$21,106	$–	$–	$–	$–

Portfolio turnover rate	24%[5]	82%	111%	153%	136%	168%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	If brokerage expense, commitment fees, interest expense and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.82% for the six months ended January 31, 2023, 0.09%, 0.07%, 0.19%, 0.35%, and 0.08%, for the years ended July 31, 2022, 2021, 2020, 2019, and 2018, respectively.
[4]	As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the 1940 Act.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

January 31, 2023 (Unaudited)

Note 1 – Organization

The Palmer Square Opportunistic Income Fund (the “Fund”) was organized as a Delaware statutory trust (the “Trust”) on May 1, 2014, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. Shares of the Fund are being offered on a continuous basis (the “Shares”). The Fund commenced operations on August 29, 2014. The Fund had no operations prior to August 29, 2014 other than those relating to its organization and the sale of 5,000 shares of beneficial interest in the Fund at $20.00 per share to the Fund's advisor, Palmer Square Capital Management LLC.

The Fund is an “interval fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at net asset value (“NAV”) per Share. Subject to applicable law and approval of the Board of Trustees of the Fund (the “Board” or “Board of Trustees”), the Fund will seek to conduct such quarterly repurchase offers typically for between 5-10% of the Fund's outstanding Shares at NAV per Share. In connection with any repurchase offer, the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Repurchases may be oversubscribed, preventing shareholders from selling some or all of their tendered Shares back to the Fund. The Fund's Shares are not listed on any securities exchange and there is no secondary trading market for its Shares.

The Fund's investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks long-term capital appreciation.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Consolidation of Subsidiary

On June 2, 2022, PSOIX Funding I LLC (“PSOIX SPV”) was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund includes the accounts of PSOIX SPV. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of January 31, 2023, net assets of the PSOIX SPV were $23,735,378, or approximately 8.17% of the Fund's total net assets.

(b) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund's valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund's portfolio investments, subject to the Board's oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Fund's advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country's tax rules and rates and are disclosed in the Consolidated Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction's legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Income from securitization vehicles and equity investments in the equity class securities of CLO vehicles (typically income notes or subordinated notes) is recorded using the effective interest method in accordance with the provisions of ASC 325-40, Beneficial Interests in Securitized Financial Assets, based upon a calculation of the effective yield to the expected redemption date based on an estimate of future cash flows, including those CLO equity investments that have not made their inaugural distribution for the relevant period end. The Fund monitors the expected residual payments, and the effective yield is determined and updated quarterly, or as required. Accordingly, investment income recognized on CLO equity securities in the GAAP statement of operations differs from both the tax-basis investment income and from the cash distributions actually received by the Fund during the period.

In conjunction with the use of futures contracts and swap contracts, the Fund may be required to maintain collateral in various forms. At January 31, 2023, such collateral is denoted in the Fund's Consolidated Statement of Assets and Liabilities. Also, in conjunction with the use of futures contracts or swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At January 31, 2023, these segregated margin deposit accounts are denoted in the Fund's Consolidated Statement of Assets and Liabilities.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

(d) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities (“MBS”), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations (“CMO”) are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(f) Swap Agreements and Swaptions

The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund's use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. The Fund did not enter into any transactions in written swaptions contracts for the six months ended January 31, 2023.

(g) Options Contracts

The Fund may write or purchase options contracts primarily to enhance the Fund's returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(h) Futures Contracts

The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin”, equal to the daily change in value of the futures contract. This process is known as “marking to market”. Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

(i) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(j) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions.

(k) Bank Loans

The Fund may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

In addition, the Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all-times segregate or “earmark” liquid assets, in an amount sufficient to meet such commitments.

(l) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund's current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2023, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(m) Distributions to Shareholders

The Fund will make quarterly distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(n) Counterparty Risks

The Fund may be exposed to counterparty risk on institution or other entity with which the Fund has unsettled or open transactions. Although the Fund expects to enter into transactions only with counterparties believed by the Advisor or relevant Sub-Advisor to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result. The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. The Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold.

The Master Repurchase Agreement governs transactions between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Note 3 – Investment Advisory and Other Agreements

The Fund entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund's average daily net assets.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual Fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% of the Fund's average daily net assets. This agreement is in effect until December 1, 2023, and it may be terminated before that date only by the Fund's Board of Trustees.

The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Fund has recovered all previously available expenses.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund's fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund's other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund's custodian. The Fund's fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended January 31, 2023, are reported on the Consolidated Statement of Operations.

Foreside Fund Services, LLC (“Distributor”) serves as the Fund's distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

The Fund has a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended January 31, 2023, the total fees reduced by earning credits were $3,974. Such amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Consolidated Statement of Operations.

Certain trustees and officers of the Trust are employees of the Advisor and its affiliate. The Fund does not compensate trustees and officers affiliated with the Fund's Advisor.

Note 4 – Federal Income Taxes

At January 31, 2023, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$351,841,453

Gross unrealized appreciation	$4,153,410
Gross unrealized depreciation	(23,656,724)

Net unrealized appreciation (depreciation) on investments	$(19,503,314)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of July 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$3,421,769
Undistributed long-term capital gains	934,635
Accumulated earnings (deficit)	4,356,404

Accumulated capital and other losses	(442,855)
Unrealized appreciation (depreciation) on securities sold short	3,550
Unrealized appreciation (depreciation) on investments	(24,531,511)
Unrealized appreciation (depreciation) on foreign currency translations, forwards, and swaps	25,705
Total accumulated earnings (deficit)	$(20,588,707)

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. For the tax year ending July 31, 2022, the Fund had qualified post-October capital losses of $442,855.

The tax character of distributions paid during the fiscal years ended July 31, 2022 and July 31, 2021 were as follows:

	2022	2021
Distributions paid from:
Ordinary income	$14,700,297	$10,716,966
Net long-term capital gains	954,755	-
Total taxable distributions	15,655,052	10,716,966
Total distributions paid	$15,655,052	$10,716,966

The Palmer Square Opportunistic Income Fund designates $954,755 as a long-term capital gain distribution.

Note 5 – Investment Transactions

For the six months ended January 31, 2023, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts, swaption contracts and swap contracts, were $115,353,554 and $66,047,534, respectively. Proceeds from securities sold short and cover short securities were $4,143,701 and $4,163,730, respectively, for the same period.

Note 6 – Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended January 31, 2023, shareholder servicing fees incurred are disclosed on the Consolidated Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Bank Loans	$-	$70,758,039	$-	$70,758,039
Bonds
Asset-Backed Securities	-	220,588,039	-	220,588,039
Commercial Mortgage-Backed Securities	-	1,747,155	-	1,747,155
Corporate*	-	21,684,622	-	21,684,622
Common Stocks
Financial	543,632	-	-	543,632
Short-Term Investments	17,571,273	-	-	17,571,273
Total Investments	18,114,905	314,777,855	-	332,892,760
Purchased Option Contracts	101,325	-	-	101,325
Total Investments and Purchased Option Contracts	$18,216,230	$314,777,855	$-	$332,994,085
Total Assets	$18,216,230	$314,777,855	$-	$332,994,085

Liabilities
Securities Sold Short
Bonds
Corporate*	$-	$655,946	$-	$655,946
Total Securities Sold Short	-	655,946	-	655,946
Other Financial Instruments***
Forward Contracts	-	927,265	-	927,265
Total Liabilities	$-	$1,583,211	$-	$1,583,211

*	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major industry classification, please refer to the Consolidated Schedule of Investments.

**	The Fund did not hold any Level 3 securities at period end.

***	Other financial instruments are derivative instruments, such as futures contracts, forward contracts, and swap contracts. Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effects on the Fund's financial position, performance and cash flows.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments as of January 31, 2023 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Total
Assets
Purchased option contracts, at fair value	$-	$101,325	$-	$101,325
	$-	$101,325	$-	$101,325

Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	$-	$-	$927,265	$927,265

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Total
Realized Gain (Loss) on Derivatives
Swap contracts	$100,758	$-	$-	$100,758
	$100,758	$-	$-	$100,758

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Total
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Purchased option contracts	$-	$(51,501)	$-	$(51,501)
Forward contracts	-	-	(1,267,229)	(1,267,229)
Swap contracts	205,674	-	-	205,674
	$205,674	$(51,501)	$(1,267,229)	$(1,113,056)

The notional amount is included on the Consolidated Schedule of Investments. The quarterly average volumes of derivative instruments as of January 31, 2023 are as follows:

Derivatives not designated as hedging instruments
Credit contracts	Credit default swap contracts	Notional amount	$4,299,614
Equity contracts	Purchased option contracts	Notional amount	1,520,000
Foreign exchange contracts	Forward contracts	Notional amount	(20,535,667)

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with ISDA Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments' payables and/or receivables against each other and/or with collateral, which is generally held by the Fund's custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund did not hold swap contracts at January 31, 2023.

Note 11 – Line of Credit

The Fund together with other funds managed by the Advisor (together “Palmer Square Funds”) has entered into a Senior Secured Revolving Credit Facility (“Facility”) of $75,000,000 with UMB Bank, n.a. The Fund is permitted to borrow up to the lesser of the available credit line amount or an amount up to 10% of the adjusted net assets of the Fund. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the Wall Street Journal Prime rate minus 50bps, with a minimum rate of 3.00%. As compensation for holding the lending commitment available, the Palmer Square Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.25% per annum. The commitment fees for the six months ended January 31, 2023 are disclosed in the Consolidated Statement of Operations. The Fund did not borrow under the line of credit agreement during the six months ended January 31, 2023.

PSOIX SPV has entered into a Senior Secured Revolving Credit Facility (“Facility”) of $75,000,000 with Bank of America, n.a. The Fund is permitted to borrow up to $75,000,000 under the Facility. The purpose of the Facility is to provide financing for investment purposes. Loans under the Facility may be base rate loans or SOFR loans. Base rate loans will bear interest at the highest of (a) the Federal Funds Rate plus 1/2 of 1%, (b) the Prime Rate in effect for such day (c) SOFR published on such day by the SOFR Administrator on the Federal Reserve Bank of New York's website (or any successor source) plus 0.10% and (d) 0.00%. SOFR loans bear interest at the rate of 1.40% plus the Secured Overnight Financing Rate as administered by the Federal Reserve Bank of New York. The Facility requires the payment of 1.30% on the First Unused Amount (on and after the closing date and prior to the five-month anniversary of the closing date, $0; on and after the five-month anniversary of the closing date, the greater of $0 and an amount equity to 70% of the aggregate commitments minus total outstanding loans). The facility also requires the payment of 0.50% on the Second Unused Amount (on and after the closing date and prior to the five-month anniversary of the closing date, aggregate commitments minus total outstanding loans; on and after the five-month anniversary of the closing date, the aggregate commitments minus the greater of total outstanding loans and 70% of the aggregate commitments. The Fund paid $187,500 to Lender as an upfront fee in connection with this Credit Agreement. Such amount is shown as Prepaid commitment fees in the Consolidated Statement of Assets and Liabilities, and it is being amortized over a three-year period from the date of payment. For the six months ended January 31, 2023, the average balance outstanding and weighted average interest rate were $256,793 and 3.33%, respectively. The commitment fees and interest on borrowings for the six months ended January 31, 2023 are disclosed in the Consolidated Statement of Operations. As of January 31, 2023, the outstanding line of credit balance was $47,250,000. The maximum amount borrowed was $47,250,000 on December 27, 2022 through January 31, 2023.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

Note 12 – Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares. The minimum initial investment in the Fund by any investor is $100,000. However, there is no initial or subsequent investment minimums for accounts maintained by financial institutions (such as registered investment advisers and trusts) for the benefit of their clients who purchase shares through investment programs such as (1) fee-based advisory programs; (2) employee benefit plans (e.g., 401(k) or 457(b) retirement plans; (3) mutual fund platforms; and (4) consulting firms. In addition, there is no initial or subsequent investment minimum for Trustees or officers of the Fund, directors, officers and employees of Palmer Square Capital Management, LLC (the “Advisor”) or Foreside Fund Services, LLC (the “Distributor”) or any of their affiliates. Minimum investment amounts may be waived in the discretion of the Fund or the Advisor. The Distributor is not required to sell any specific number or dollar amount of the Fund's shares, but will use commercially reasonable efforts to sell the shares.

A substantial portion of the Fund's investments will be illiquid. For this reason, the Fund is structured as a closed-end interval fund, which means that the Shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. For each repurchase offer the Board will set an amount between 5% and 25% of the Fund's Shares based on relevant factors, including the liquidity of the Fund's positions and the Shareholders' desire for liquidity. A Shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the Shareholder's purchase of the Shares.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers to repurchase at NAV outstanding shares of the Fund. The results of the repurchase offers conducted for the six months ended January 31, 2023 are as follows:

Commencement Date	Repurchase Request Deadline	Repurchase Pricing date	Net Asset Value as of Repurchase Offer Date	Shares Repurchased	Amount Repurchased	Percentage of Outstanding Shares Repurchased
July 15, 2022	August 9, 2022	August 9, 2022	$16.94	426,912.57	$7,231,898.99	2.70%
October 14, 2022	November 8, 2022	November 8, 2022	$16.09	1,004,244.70	$16,158,297.26	5.79%

Note 13 – Unfunded Commitments

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Consolidated Statement of Assets and Liabilities. As of January 31, 2023, the total unfunded amount was 1.2% of the Fund's net assets.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

As of January 31, 2023, the Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)
Birkenstock U.S. BidCo, Inc.	$750,000	$744,375	$749,179	$4,804
Hudson River Trading LLC	750,000	732,188	730,313	(1,875)
INEOS U.S. Finance LLC	463,056	452,686	463,512	10,826
Petco Health & Wellness Co., Inc.	750,000	745,313	743,479	(1,834)
Vertiv Group Corp.	750,000	744,375	747,937	3,562

Note 14 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia's large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund's performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Fund's investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 15 – Recently Issued Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund has adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU's adoption to the Fund's financial statements and various filings.

Note 16 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund's related events and transactions that occurred through the date of issuance of the Fund's financial statements.

The Fund declared the payment of a distribution to be paid, on March 24, 2023, to shareholders of record on March 23, 2023 as follows:

Long-Term Capital Gain	Short-Term Capital Gain	Income
$-	$-	$0.3364

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund's financial statements.

Palmer Square Opportunistic Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At a meeting held on August 18, 2022, the Board of Trustees (the “Board”) of Palmer Square Opportunistic Income Fund (the “Trust” or the “Fund”), each member of which is not an “interested person” of the Trust (collectively, the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management LLC (the “Investment Advisor”) for an additional one-year term. In approving renewal of the Advisory Agreement, the Board determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust's co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor's financial condition, certain compliance policies and procedures, and personnel providing services to the Fund and their compensation structure; reports comparing the performance results of the Fund with the returns of the Barclays U.S. Aggregate Bond Index (the “Index”), a group of comparable actively-managed interval funds selected by Broadridge Financial Solutions, Inc. (the “Peer Group”), and Morningstar, Inc.'s Nontraditional Bond universe (the “Fund Universe”) for various periods ended June 30, 2022; reports comparing the investment advisory fee and total expenses of the Fund with those of its Peer Group and Fund Universe; and information regarding the Investment Advisor's estimated profitability from its overall relationship with the Fund. With respect to the Fund's performance and fees, the Board noted the Investment Advisor's view that the Fund has a unique investment strategy, which makes construction of a meaningful peer group and selection of a benchmark index challenging. The Board also noted the Investment Advisor's view that the number of funds included in each of the Peer Group and Fund Universe was small, which could potentially limit the usefulness of the performance comparison. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board at other Board and Board committee meetings. After reviewing the materials with representatives of the Investment Advisor, the Board met separately to consider the renewal of the Advisory Agreement.

In approving renewal of the Advisory Agreement, the Board considered a variety of factors, including those discussed below. In its deliberations, the Board did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of the Fund. The materials the Board reviewed indicated that the total returns of the Fund for the one-, three- and five-year periods had outperformed the Index returns. The meeting materials further indicated that the Fund's returns were in line with the Fund Universe for the one-year period, but lagged the Fund Universe for the three- and five-year periods. The meeting materials also indicated that the Fund's returns had outperformed the Peer Group for the one-year period, but lagged the Peer Group for the three- and five-year periods (although the meeting materials indicated there was only one other fund in the Peer Group during the five-year period). With respect to the Fund's underperformance compared to the Fund Universe and Peer Group during the three- and five-year periods, the Board considered the Investment Advisor's explanation that the Fund's underperformance against the Fund Universe and Peer Group during these periods was due to differences among the funds' strategies and investments.

Palmer Square Opportunistic Income Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor's specific responsibilities in all aspects of day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the day-to-day activities of the Fund. The Board also considered the overall quality of the Investment Advisor's organization and operations, the commitment of the Investment Advisor to the maintenance and growth of Fund assets and the Investment Advisor's compliance structure and compliance procedures.

The Board concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fees and expenses paid by the Fund, the meeting materials indicated that (i) the investment advisory fee was below the Fund Universe and Peer Group medians and (ii) the total expenses paid was below the Fund Universe and Peer Group medians (both gross and net of reimbursements). The Board also noted that the Fund's advisory fee is 50 basis points lower than the advisory fee that the Investment Advisor charges for a private fund with a similar objective and policies as the Fund. The Board further noted the Investment Advisor charges varying advisory fees to separately managed accounts with similar objectives and policies as the Fund, and that certain of these accounts are charged the same rate as the Fund, while others are charged up to 75 basis points less than the Fund. The Board observed, however, that management of interval fund assets requires certain additional services, including compliance with certain requirements under the 1940 Act, that do not apply to the Investment Advisor's separately managed accounts. The Board also considered the Investment Advisor's management of the Fund's unique investment strategy and interval fund structure. The Board concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund and the Fund's expenses were reasonable.

Profitability, Benefits to the Investment Advisor, and Economies of Scale

The Board also considered information prepared by the Investment Advisor relating to its costs associated with providing services to, and profits with respect to, the Fund for the 12-month period ended June 30, 2022. The Board determined that the Investment Advisor's profit level with respect to the Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor's relationship with the Fund (in addition to its receipt of investment advisory fees), including beneficial effects from the review by the Fund's Chief Compliance Officer of the Investment Advisor's compliance program, and the intangible benefits of the Investment Advisor's association with the Fund generally and any favorable publicity arising in connection with the Fund's performance. The Board noted that although the Fund has no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Fund's assets grow.

Conclusion

Based on these and other factors, the Board concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement with respect to the Fund.

Palmer Square Opportunistic Income Fund

EXPENSE EXAMPLE

For the Six Months Ended January 31, 2023 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	8/1/22	1/31/23	8/1/22 - 1/31/23
Actual Performance	$ 1,000.00	$ 1,054.80	$ 11.55
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,013.96	$ 11.32

*	Expenses are equal to the Fund's annualized expense ratio of 2.23% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

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Palmer Square Opportunistic Income Fund

Investment Advisor

Palmer Square Capital Management LLC

1900 Shawnee Mission Parkway, Suite 315

Mission Woods, Kansas 66205

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Opportunistic Income Fund	PSOIX	611776 105

Privacy Principles of the Palmer Square Opportunistic Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Opportunistic Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting

The Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (866) 933-9033 or on the SEC's website at www.sec.gov.

Fund Portfolio Holdings

The Fund files its complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund's Form N-PORT on the SEC's website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those other members of your household, please call the Fund at (866) 933-9033.

Palmer Square Opportunistic Income Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (866) 933-9033

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The registrant did not have any Securities Lending Activities during the period covered by the report.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant's independent public accountant. There was no change in the registrant's independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Palmer Square Opportunistic Income Fund

By (Signature and Title)	/s/ Jeffrey D. Fox
Jeffrey D. Fox, President and Treasurer

Date	4/10/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jeffrey D. Fox
Jeffrey Fox, President and Treasurer

Date	4/10/23